SHARE CAPITAL (Details Narrative)															6 Months Ended
	Jun. 28, 2024 USD ($) $ / shares shares	May 28, 2024 USD ($) $ / shares shares	Mar. 15, 2024 USD ($) $ / shares shares	Feb. 23, 2024 USD ($) $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) Investors $ / shares shares	Jun. 14, 2021 USD ($) $ / shares	Jun. 10, 2021 USD ($) Investors $ / shares shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
[custom:AggregateTheNumberOfShareSale]														588,235
[custom:PurchasePriceOfPerShare] | $ / shares														$ 3.57
[custom:GrossProceedsFromPricingOfPublicOffering] | $														$ 2,100,000
Warrant life									5 years		5 years		5 years	5 years
[custom:ProceedsFromOffering] | $														$ 1,860,000
Percentage of aggregate number of shares sold in offering														5.00%
Warrants exercise price per share | $ / shares														$ 4.46
Warrants exercisable term														6 months
[custom:NumberOfInstitutionalAccreditedInvestors] | Investors										2		3
Number of shares issued					2,083,333	5,681,820	1,234,568	1,625,000
Grant date									October 4, 2022		June 14, 2021		February 17, 2021
Share price at date of grant									0.58		3.15		4.45		1,300,000,000
Volatility									104.00%		115.00%		107.00%
Dividend yield									0.00%		0.00%		0.00%
Risk-free interest rate									3.96%		0.80%		0.57%
Average fair value at grant date | $									$ 0.43		$ 2.50		$ 3.54
[custom:ShareIssuedPricePerShare-0] | $ / shares					$ 0.48	$ 0.88	$ 0.81	$ 0.80
Proceeds from issuing shares | $					$ 1,000,000	$ 5,000,000	$ 1,000,000	$ 1,300,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															56,660
Fair value of shares issued | $															$ 97,800
Chief Executive Officer [Member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															2,100,000
Fair value of shares issued | $															$ 2,922,000
Director [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															886,000
Fair value of shares issued | $															$ 1,311,280
Employees [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants															153,032
Fair value of shares issued | $															$ 249,040
Consultants [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement															436,633
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	108,085	102,041	1,727,941	1,300,000
[custom:ShareIssuedPricePerShare-0] | $ / shares	$ 1.602	$ 0.98	$ 1.36	$ 1.00
Proceeds from issuing shares | $	$ 250,000	$ 100,000	$ 2,350,000	$ 1,300,000
[custom:WarrantsToPurchaseOfShares]				1,300,000
[custom:ExercisePriceOfWarrants-0] | $ / shares				$ 1.10
[custom:NumberOfWarrantsExercised]	1,300,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant | $ / shares									$ 0.82		$ 3.42		$ 3.57
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant | $ / shares									$ 0.75		$ 4.35		$ 4.46
Investor warrants [member]
IfrsStatementLineItems [Line Items]
Warrant life												5 years
[custom:ProceedsFromOffering] | $										$ 1,000,000		$ 3,180,285
Warrants exercise price per share | $ / shares										$ 0.82		$ 3.42
[custom:WarrantNumberOfSecuritiesCalledByWarrantsOrRights-0]										1,666,667		913,875
Placement agent warrants [member]
IfrsStatementLineItems [Line Items]
Percentage of aggregate number of shares sold in offering										5.00%		5.00%
Warrants exercise price per share | $ / shares										$ 0.75		$ 4.35
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
[custom:PurchasePriceOfPerShare] | $ / shares										$ 0.60		$ 3.48
Number of shares issued										1,666,667		913,875
Securities purchase agreement [member] | Investor warrants [member]
IfrsStatementLineItems [Line Items]
Closing price for common shares preceding execution of spa | $ / shares												$ 3.42